Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation on Property and Equipment	Depreciation on other items of property and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;
Office renovation	-	10 years
Office equipment	-	5 years
Furniture and fittings	-	5 years
Electrical and fittings	-	10 years
Right of use asset	-	3 years

Schedule of Currency Exchange Rate Used in Consolidated Financial Statements	The value of foreign currencies including, the US Dollar (“USD”), may fluctuate against the RM. Any significant variations of the aforementioned currencies relative to the RM may materially affect the Group’s financial condition in terms of reporting in RM. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated unaudited interim condensed consolidated financial statements:
	December 31,	June 30,
	2022	2022	2023
RM to USD at the end of the period	4.4025	4.4075	4.6679
RM to USD Average rate	4.3983	4.2867	4.4863